INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Schedule of investments

	2019	2018
Joint arrangements	28,632	31,488
Investments in associates	48,578	44,124
Tax incentives, net of allowances for losses	31,876	31,876
Other investments	24,679	10,352
Total	133,765	117,840

Schedule of movements in investment balances
Summary of the movements in investment balances

Balance at Jan uary 1, 2018	136,510
Share of results of investees	(13,492)
Share of subsidiaries’ and associates’ equity in investees	(2,270)
Reclassification of equity in investees to held-for-sale assets	5,491
Other	(8,399)
Balance at December 31, 2018	117,840
Share of results of investees	(5,174)
Subsidiaries’ and associates’ share of other comprehensive income	2,469
Reclassification of equity in investees to held-for-sale assets	3,514
Other	15,116
Balance at December 31, 2019	133,765